Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
10.	Inventories

	12.31.2021	12.31.2020
Raw materials	822.7	1,040.3
Work in process	524.7	631.1
Spare parts	474.3	576.0
Finished goods (i)	54.2	137.4
Held by third parties	79.3	61.4
Advances to suppliers	30.8	47.8
Inventory in transit	80.0	71.8
Consumption materials	43.5	52.1
Used aircraft (ii)	28.4	34.7
Loss on adjustment to market value (iii)	(1.0)	(4.4)
Loss due to obsolescence (iv)	(150.9)	(210.3)

	1,986.0	2,437.9

(i)	The following aircraft were held in the finished goods inventory:

•	December 31, 2021: one Phenom 100, one Phenom 300, one Praetor 500, two Praetor 600 and one Super Tucano.

•	December 31, 2020: two Embraer 195-E2, one Phenom 100, one Phenom 300, one Praetor 500, two Praetor 600, three Ipanema and one Super Tucano.

(ii)	The following used aircraft were held in inventory as available for sale:

•	December 31, 2021: one Embraer 190.

•	December 31, 2020: one Phenom 100, one Embraer 135, two Embraer 145 and one Embraer 190-E2.
There were no deliveries of
aircraft held in inventories as of December 31, 2021
 until March
23
, 2022
.

(iii)	Changes in the provision for adjustments to the realizable value of work in process, finished goods and used aircraft were as follows:

	12.31.2021	12.31.2020	12.31.2019
Beginning balance	(4.4)	(0.9)	(7.7)
Additions	(13.9)	(17.3)	(5.2)
Disposals	17.3	14.6	11.2
Assets held for sale	—	(0.8)	0.8

Ending balance	(1.0)	(4.4)	(0.9)

(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2021	12.31.2020	12.31.2019
Beginning balance	(210.3)	(95.6)	(170.7)
Additions	(45.6)	(42.2)	(50.3)
Disposals*	84.0	23.9	29.8
Reversals	17.3	1.7	—
Foreign exchange loss	1.6	(3.4)	0.9
Assets held for sale	2.1	(94.7)	94.7

Ending balance	(150.9)	(210.3)	(95.6)

*	Disposals relates to obsolete materials and parts sold by the Company during the year.